UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rocco Macri
Title:   Deputy Managing Director-CFO
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Rocco Macri                New York, NY          5 November, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       34
                                           ---------------------
Form 13F Information Table Value Total:             8,172,323.10
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 9/30/04

                                      TITLE                      VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER               OF CLASS       CUSIP       (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE    SHARED  NONE
----------------------------         --------       -----       --------   -------  --- ---- -------  --------  ----    ------  ----
 1 AMERICAN EXPRESS COMPANY        COMMON STOCK   025816109        564608  10971789 SH       SOLE              10971789
 2 AMGEN CORP                      COMMON STOCK   031162100        570542  10066027 SH       SOLE              10066027
 3 ANHEUSER BUSCH COMPANIES INC    COMMON STOCK   035229103         16462    329575 SH       SOLE                329575
 4 APPLE COMPUTER INC              COMMON STOCK   037833100        383818   9904975 SH       SOLE               9904975
 5 AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103        119212   2885102 SH       SOLE               2885102
 6 COCA-COLA CO                    COMMON STOCK   191216100        151824   3790865 SH       SOLE               3790865
 7 COSTCO WHOLESALE CORP-NEW       COMMON STOCK   22160K105         41482    998135 SH       SOLE                998135
 8 DELL INC                        COMMON STOCK   24702R101        458610  12882311 SH       SOLE              12882311
 9 ELECTRONIC ARTS                 COMMON STOCK   285512109        341547   7426545 SH       SOLE               7426545
10 FIRST DATA CORP                 COMMON STOCK   319963104         24704    567916 SH       SOLE                567916
11 FOREST LABORATORIES INC         COMMON STOCK   345838106           305      6775 SH       SOLE                  6775
12 GENERAL ELECTRIC CO             COMMON STOCK   369604103        271714   8091552 SH       SOLE               8091552
13 HOME DEPOT INC                  COMMON STOCK   437076102        334942   8544445 SH       SOLE               8544445
14 INTERNATIONAL BUSINESS          COMMON STOCK   459200101        337516   3936500 SH       SOLE               3936500
15 JOHNSON & JOHNSON               COMMON STOCK   478160104         14918    264828 SH       SOLE                264828
16 KELLOGG CO                      COMMON STOCK   487836108        448378  10510494 SH       SOLE              10510494
17 MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202        361470   6956693 SH       SOLE               6956693
18 MEDTRONIC INC                   COMMON STOCK   585055106        124708   2402846 SH       SOLE               2402846
19 MICROSOFT CORP                  COMMON STOCK   594918104        497680  17999270 SH       SOLE              17999270
20 NEW YORK TIMES CO-CL A          COMMON STOCK   650111107         18353    469385 SH       SOLE                469385
21 NORTHERN TRUST CORP             COMMON STOCK   665859104         13912    340992 SH       SOLE                340992
22 QUALCOMM INC                    COMMON STOCK   747525103        557334  14275986 SH       SOLE              14275986
23 CHARLES SCHWAB CORP NEW         COMMON STOCK   808513105        230029  25030310 SH       SOLE              25030310
24 STARBUCKS CORP                  COMMON STOCK   855244109         24681    542923 SH       SOLE                542923
25 STATE STREET CORP               COMMON STOCK   857477103        202946   4751722 SH       SOLE               4751722
26 STRYKER CORP                    COMMON STOCK   863667101         17756    369292 SH       SOLE                369292
27 SYSCO CORP                      COMMON STOCK   871829107        222794   7446325 SH       SOLE               7446325
28 TARGET CORP                     COMMON STOCK   87612E106        673495  14883871 SH       SOLE              14883871
29 TIFFANY & CO NEW                COMMON STOCK   886547108        133180   4332455 SH       SOLE               4332455
30 VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK   925524308        187394   5583842 SH       SOLE               5583842
31 WAL-MART STORES INC             COMMON STOCK   931142103          6452    121279 SH       SOLE                121279
32 WALGREEN CO                     COMMON STOCK   931422109        218140   6088202 SH       SOLE               6088202
33 WHOLE FOODS MARKET INC          COMMON STOCK   966837106        295864   3448695 SH       SOLE               3448695
34 WM WRIGLEY JR CO                COMMON STOCK   982526105        305553   4826294 SH       SOLE               4826294

                                                             8,172,323.10                    No. of Other Managers 0